VIRTUS SHORT/INTERMEDIATE BOND FUND
Virtus Short/Intermediate Bond Fund
Investment Objective
The fund has an investment objective of providing a high level of total return, including a competitive level of current income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 64 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 43 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS SHORT/INTERMEDIATE BOND FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS SHORT/INTERMEDIATE BOND FUND	Class A	Class C	Class I
Management Fees	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Shareholder Servicing Fees	none	none	0.05%
Remainder of Other Expenses	0.33%	0.33%	0.33%
Total Other Expenses	0.33%	0.33%	0.38%
Total Annual Fund Operating Expenses	1.13%	1.88%	0.93%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS SHORT/INTERMEDIATE BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	387	624	880	1,612
Class C	291	591	1,016	2,201
Class I	95	296	515	1,143

Expense Example, No Redemption VIRTUS SHORT/INTERMEDIATE BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	387	624	880	1,612
Class C	191	591	1,016	2,201
Class I	95	296	515	1,143

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund focuses on investment-grade assets using a balanced approach consisting of yield curve management, sector allocation and security selection in an effort to provide excess return with lower risk over time. The fund invests at least 80% of its assets primarily in bonds with a short/intermediate-term average maturity, as these bonds tend to offer a buffer against rising interest rates.
Under normal market conditions, the fund invests at least 80% of its assets in bonds with a short/intermediate-term average maturity. The fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

Principal Risks
The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
>	Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
>	Foreign Investing Risk. The risk that the prices of the foreign securities may be more volatile that those of their domestic counterparts.
>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
>	Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>	Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q2/2009: 5.42%	Worst Quarter: Q3/2008: -3.18%	Year-to-date (3/31/12): 1.75%

Average Annual Total Returns (for the periods ended 12/31/11)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS SHORT/INTERMEDIATE BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	3.25%	5.08%	4.44%
Class I Return After Taxes on Distributions	2.21%	3.63%	2.92%
Class I Return After Taxes on Distributions and Sale of Fund Shares	2.11%	3.49%	2.88%
Class A	0.16%	4.24%	3.89%
Class C	2.23%	4.04%		4.39%	Jun. 26, 2006
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.95%	Jun. 26, 2006
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%	6.20%	Jun. 26, 2006

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of four to five years. The indexes are calculated on a total return basis.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.